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                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                          SUPPLEMENT DATED MAY 4, 2009
    TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED FEBRUARY 27, 2009

All references to "Small-Mid Cap Core Fund" in the SAI are replaced with "Mid Cap Select Fund."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  EQUITY-SAI-STK